BNY Mellon Small/Mid Cap Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.3%
Automobiles & Components — 2.2%
Patrick Industries, Inc.(a)	214,123	19,223,963
Capital Goods — 26.4%
AMETEK, Inc.	65,889	15,941,185
Carlisle Companies, Inc.	33,159	12,028,427
Construction Partners, Inc., Cl. A(a),(b)	231,438	27,487,891
Curtiss-Wright Corp.	30,165	22,857,830
Dpc Holdings Ltd.(b)	45,734	2,243,710
Esab Corp.(a)	138,180	13,628,693
Flowserve Corp.	257,809	19,119,116
Herc Holdings, Inc.	156,228	22,393,722
Karman Holdings, Inc.(b)	208,251	10,395,890
Loar Holdings, Inc.(b)	107,318	8,650,904
Regal Rexnord Corp.	101,355	24,141,748
Sensata Technologies Holding PLC	357,083	17,047,142
Standex International Corp.(a)	43,478	15,550,776
The Timken Company	121,124	17,601,740
		229,088,774
Consumer Discretionary Distribution & Retail — 1.0%
RH(a),(b)	50,778	8,364,660
Consumer Durables & Apparel — 2.5%
Brunswick Corp.	135,912	11,449,227
YETI Holdings, Inc.(a),(b)	207,038	10,260,803
		21,710,030
Consumer Services — 5.9%
Black Rock Coffee Bar, Inc., Cl. A(b),(c)	1,293,035	10,719,260
First Watch Restaurant Group, Inc.(b)	1,359,153	17,519,482
Wingstop, Inc.	132,194	22,923,762
		51,162,504
Consumer Staples Distribution & Retail — 2.9%
Casey’s General Stores, Inc.	31,773	25,252,863
Energy — 2.1%
Liberty Energy, Inc.(a)	113,999	2,985,634
Oceaneering International, Inc.(a),(b)	230,933	9,357,405
Weatherford International PLC	72,094	5,875,661
		18,218,700
Financial Services — 1.1%
Rocket Cos., Inc., Cl. A(a),(b)	588,532	9,269,379
Health Care Equipment & Services — 11.2%
Alignment Healthcare, Inc.(b)	836,117	19,907,946
BrightSpring Health Services, Inc.(a),(b)	285,982	19,944,385
Ceribell, Inc.(a),(b)	390,838	7,601,799
Guardant Health, Inc.(b)	184,847	27,732,595
HeartFlow, Inc.(b)	141,941	4,164,549
Privia Health Group, Inc.(b)	706,066	18,167,078
		97,518,352

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.3% (continued)
Insurance — 4.2%
Ryan Specialty Holdings, Inc.(a)	225,892	8,529,682
The Baldwin Insurance Group, Inc.(a),(b)	1,054,196	28,020,530
		36,550,212
Materials — 1.4%
Suncrete, Inc., Cl. A(b)	548,563	12,359,124
Pharmaceuticals, Biotechnology & Life Sciences — 16.2%
Ascendis Pharma A/S(a),(b)	38,411	10,244,982
Bio-Techne Corp.	160,138	11,313,750
Cytokinetics, Inc.(b)	62,302	5,307,507
Definium Therapeutics, Inc.(a),(b)	193,657	9,109,625
Denali Therapeutics, Inc.(b)	132,542	3,408,980
Dianthus Therapeutics, Inc.(a),(b)	49,766	4,851,190
Disc Medicine, Inc.(b)	57,873	4,232,831
Illumina, Inc.(b)	47,364	8,328,012
Kardigan, Inc.(b)	182,297	4,347,783
Madrigal Pharmaceuticals, Inc.(b)	14,557	7,816,381
Mirum Pharmaceuticals, Inc.(a),(b)	109,245	12,789,312
Monopar Therapeutics, Inc.(a),(b)	23,890	2,211,975
Newamsterdam Pharma Co. NV(a),(b)	162,575	5,509,667
Repligen Corp.(a),(b)	219,097	29,893,595
Rhythm Pharmaceuticals, Inc.(b)	51,327	5,698,837
Syndax Pharmaceuticals, Inc.(a),(b)	162,759	3,557,912
Tenax Therapeutics, Inc.(b)	125,362	1,824,017
VeraDermics, Inc.(a),(b)	38,261	4,703,807
Xenon Pharmaceuticals, Inc.(b)	83,438	5,036,318
		140,186,481
Semiconductors & Semiconductor Equipment — 10.0%
Entegris, Inc.	104,600	18,813,356
MACOM Technology Solutions Holdings, Inc.(b)	35,177	13,380,276
MKS, Inc.	45,096	20,058,701
Onto Innovation, Inc.(b)	37,155	14,061,310
Qnity Electronics, Inc.	95,401	15,579,937
Rambus, Inc.(b)	37,337	4,956,113
		86,849,693
Software & Services — 4.0%
Atlassian Corp., Cl. A(b)	71,306	5,546,893
Datadog, Inc., Cl. A(b)	27,114	7,059,401
Dynatrace, Inc.(b)	254,025	11,154,238
Nutanix, Inc., Cl. A(b)	205,650	10,479,924
		34,240,456
Technology Hardware & Equipment — 3.4%
Bel Fuse, Inc., Cl. B	75,369	25,100,892
Viavi Solutions, Inc.(b)	90,657	4,328,871
		29,429,763
Telecommunication Services — .9%
Lumen Technologies, Inc.(b)	1,004,382	7,713,654
Transportation — .9%
Knight-Swift Transportation Holdings, Inc.	105,167	8,189,354

Description	Shares	Value ($)
Equity Securities - Common Stocks — 96.3% (continued)
Utilities — .0%
Fervo Energy Co., Cl. A(a),(b)	116	3,391
Total Equity Securities - Common Stocks (cost $669,493,516)		835,331,353
Equity Securities - Private Equity — 1.8%
Consumer Staples Distribution & Retail — .4%
Supplying Demand, Inc., Ser. E (b),(d)	497,558	3,776,465
Real Estate Management & Development — .2%
Roofstock, Ser. E (b),(d)	346,123	1,353,341
Software & Services — 1.2%
Fundbox, Ser. D (b),(d)	702,664	5,438,620
Locus Robotics, Ser. F (b),(d)	101,086	4,981,518
		10,420,138
Total Equity Securities - Private Equity (cost $29,263,821)		15,549,944

Number of Rights
Rights — .0%
Health Care Equipment & Services — .0%
ABIOMED, Inc., expiring 12/31/2049(d) (cost $0)	160,644	200,805

	1-Day Yield (%)	Shares
Investment Companies — 1.7%
Registered Investment Companies — 1.7%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $14,504,120)	3.70	14,504,120	14,504,120
Investment of Cash Collateral for Securities Loaned — .5%
Registered Investment Companies — .5%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $3,957,673)	3.70	3,957,673	3,957,673
Total Investments (cost $717,219,130)		100.3%	869,543,895
Liabilities, Less Cash and Receivables		(.3%)	(2,223,020)
Net Assets		100.0%	867,320,875

(a)
Security, or portion thereof, on loan. At June 30, 2026, the value of the fund’s securities on loan was $176,253,083 and the value of the collateral was
$180,843,755, consisting of cash collateral of $3,957,673 and U.S. Government & Agency securities valued at $176,886,082.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in non-controlled affiliates (cost $13,724,561).
(d)	The fund held Level 3 securities at June 30, 2026. These securities were valued at $15,750,749 or 1.8% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Small/Mid Cap Growth Fund
June 30, 2026 (Unaudited)
The following is a summary of the inputs used as of June 30, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	835,331,353	—	—	835,331,353
Equity Securities - Private Equity	—	—	15,549,944	15,549,944
Rights	—	—	200,805	200,805
Investment Companies	18,461,793	—	—	18,461,793
	853,793,146	—	15,750,749	869,543,895

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by one or more independent pricing services, are valued at fair value as determined in good faith based on procedures approved by the Trust’s Board of Trustees (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At June 30, 2026, accumulated net unrealized appreciation on investments was $152,324,765, consisting of $188,837,700 gross unrealized appreciation and $36,512,935 gross unrealized depreciation.
At June 30, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.